Financial Instruments (Interest Rate Risk) (Details) $ in Millions, $ in Millions	Sep. 18, 2024 CAD ($)	Nov. 01, 2023 CAD ($)	Sep. 18, 2024 USD ($)	Sep. 18, 2024 CAD ($)	Nov. 01, 2023 USD ($)	Nov. 01, 2023 CAD ($)
Risk management
Cumulative gain (loss)	$ (15)	$ 97
Treasury Lock [Member]
Risk management
Notional amount			$ 500	$ 680	$ 450	$ 622